RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
RELATED PARTY TRANSACTIONS
Disclosure of information about key management personnel [text block]

	For the three	For the three	For the six	For the six
	months ended	months ended	months ended	months ended
	June 30 2019	June 30 2018	June 30 2019	June 30 2018
	$	$	$	$
Wage and short-term benefits	304,805	258,930	561,382	478,350
Share-based payments	2,495,360	949,773	2,852,707	1,065,763
	2,800,165	1,208,703	3,414,089	1,544,113